Cover	Dec. 29, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 29, 2023
Entity File Number	001-40199
Entity Registrant Name	GREENBROOK TMS INC.
Entity Central Index Key	0001735948
Entity Tax Identification Number	98-1512724
Entity Incorporation, State or Country Code	A6
Entity Address, Address Line One	890 Yonge Street, 7th Floor
Entity Address, City or Town	Toronto
Entity Address, Country	CA
Entity Address, Postal Zip Code	M4W 3P4
City Area Code	866
Local Phone Number	928-6076
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares, without par value
Trading Symbol	GBNH
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false